Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	¥ 11,698	¥ 11,609
Transfer from construction in process	1	36
Additions	263	199
Amortization provided during the year	(239)	(143)	¥ (160)
Disposals	(5)	(3)
Ending balance	11,718	11,698	11,609
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	12,571
Ending balance	12,732	12,571
Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	(873)
Ending balance	(1,014)	(873)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	11,270	11,270
Ending balance	11,270	11,270	11,270
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	11,270
Ending balance	11,270	11,270
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	428	339
Transfer from construction in process	1	36
Additions	263	199
Amortization provided during the year	(239)	(143)
Disposals	(5)	(3)
Ending balance	448	428	¥ 339
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	1,301
Ending balance	1,462	1,301
Others [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line items]
Beginning balance	(873)
Ending balance	¥ (1,014)	¥ (873)